Intangibles Assets - Summary of the customer relationship has been allocated to the Group's CGUs (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	S/ 231,096	S/ 271,070	S/ 378,910
Hospital y Clinica OCA S.A. de C.V [member]
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	223,909	262,616	367,775
Promotora Médica Las Américas S.A.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	3,606	4,606	6,444
Patología Oncológica S.A.C.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	2,261	2,425	2,943
Oncogenomics S.A.C.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	S/ 1,320	S/ 1,423	S/ 1,748